Derivative Liabilities - Additional Information (Detail) - Oct. 19, 2021 - Common Share Purchase Warrants [Member]	shares $ / shares	CAD ($)
Statement [Line Items]
Warrants issued | shares	7,500,000
Warrants, Exercise price | $ / shares	$ 2.35
Derivative financial liabilities | $		$ 11,864,649